ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Compliance with Minimum Cash Requirements (Detail) - Mar. 31, 2025 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 1,846,840,373
US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 2,063,612
Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 27
Checking Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	274,599,870
Checking Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		2,054,072
Checking Accounts held in Argentine Central Bank | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 27
Escrow Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	294,971,763
Escrow Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		9,540
National Treasury Bonds in Argentine Pesos computable for minimum cash | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	227,602,302
Government Securities | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	1,049,666,438
Banco GGAL S.A. | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	179,292,902
Banco GGAL S.A. | Argentina, Pesos | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	78,000,000
Banco GGAL S.A. | Argentina, Pesos | Special Guarantee Accounts Benefiting Electronic Clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 101,292,902
Banco GGAL S.A. | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		442,249
Banco GGAL S.A. | US Dollar | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		430,990
Banco GGAL S.A. | US Dollar | Special Guarantee Accounts Benefiting Electronic Clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 11,259